Taxation - Cyprus IP box regime (Details)	6 Months Ended
Jun. 30, 2022
Taxation
Percentage of deemed deduction	80.00%
Period for amortization provisions	5 years
Maximum effective tax rate on eligible IP income.	2.50%
Period for tax loss carry forward	5 years